Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 192,384	¥ 302,700	¥ 323,745
Weighted-average shares	1,236,897	1,275,166	1,280,020
Effect of dilutive securities
Stock compensation	1,197	1,153	1,107
Weighted-average shares for diluted EPS computation	1,238,094	1,276,319	1,281,127
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 155.54	¥ 237.38	¥ 252.92
Diluted	¥ 155.39	¥ 237.17	¥ 252.70